Income Taxes - Components Of Loss Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Loss before income taxes	$ (34,025)	$ (925)	$ (8,744)	$ (43,820)	$ (27,333)
U.S. operations
Loss before income taxes					(15,253)
Non-U.S. operations
Loss before income taxes					$ (12,080)